Cascade Private Capital Fund

Consolidated Schedule of Investments

As of December 31, 2025 (Unaudited)

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Primary Fund Investments — 27.8%
Bertram Growth Capital IV-A, L.P.	1/7/2022	North America	-	$4,443,431	$7,279,189	[1,2,3]
BlackRock Secondaries & Liquidity Solutions II (Lux) SCSp	12/27/2024	North America	-	35,000,000	47,849,095	[1,2,3]
BPOC Fund VI-A, L.P.	6/6/2025	North America	-	6,324,758	7,770,515	[1,2,3]
Dawson Portfolio Finance Evergreen LP	5/28/2024	North America	68,333	70,000,000	80,846,402	[1,2,3]
DFJ Growth V, L.P.	11/27/2024	North America	-	1,970,000	2,410,424	[1,2,3]
Envoy Fund I LP	8/29/2025	North America	-	2,903,463	2,967,086	[1,2,3]
Glouston Private Equity Opportunities VII FTE, L.P.	4/15/2024	North America	-	23,705,000	30,153,426	[1,2,3]
Gryphon Partners VI-A, L.P.	1/7/2022	North America	-	7,013,639	7,349,621	[1,2,3]
Haveli Investments Software Fund I Cayman, L.P.	4/28/2025	North America	-	8,498,270	9,647,565	[1,2,3]
Headlands Capital Offshore IV, LP	4/18/2024	North America	-	26,715,838	43,476,467	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp	4/12/2024	North America	-	3,463,446	5,189,338	[1,2,3]
JFL Equity Investors VI, L.P.	11/13/2024	North America	-	9,055,952	11,306,010	[1,2,3]
Juxtapose Ventures III, L.P.	12/3/2024	North America	-	398,230	117,374	[1,2,3]
Khosla Ventures Opportunity III, L.P.	9/23/2025	North America	-	635,000	631,317	[1,2,3]
Kohlberg Investors X, LP	9/27/2024	North America	-	2,193,678	2,448,269	[1,2,3]
Levine Leichtman Capital Partners VII-A, L.P.	12/11/2024	North America	-	632,442	651,883	[1,2,3]
Liquid 2 Winners Fund I, L.P.	2/3/2025	North America	-	3,875,000	4,454,110	[1,2,3]
MCP Opportunity Secondary Program VI (USD) Feeder SCSp	5/14/2025	North America	-	319,755	616,457	[1,2,3]
NewView Capital Special Opportunities Fund III, L.P.	6/12/2024	North America	-	29,633,467	39,513,011	[1,2,3]
OceanSound Partners Fund, LP	1/7/2022	North America	-	6,284,226	10,358,418	[1,2,3]
Overbay 2025 Fund (International) LP	8/29/2025	North America	-	22,050,000	27,786,211	[1,2,3]
Overbay Capital Partners 2024 Fund US LP	12/30/2024	North America	-	9,000,000	11,815,313	[1,2,3]
Pathway Select Fund, LP - 2025	3/26/2025	North America	-	245,528,128	271,627,892	[1,2,3]
Pathway Select Fund, LP - Series A	3/28/2024	North America	-	485,387,922	645,081,345	[1,2,3]
Patria Acropolis LP	12/18/2024	Europe	-	6,453,486	8,582,510	[1,2,3,4]
Patria SOF V Feeder SCSp	10/31/2025	Europe	-	1,465,100	1,536,726	[1,2,3]
PSC V (B), SCSp	8/7/2025	Europe	-	7,424,782	8,258,747	[1,2,3,4]
Sage Equity Investors Side, L.P.	6/16/2025	North America	-	—	795,064	[1,2,3]
SAS Vehicle, L.P.	12/30/2024	North America	-	31,206,568	33,262,267	[1,2,3]
SPDW Partners LP	2/5/2025	North America	-	8,445,097	13,193,668	[1,2,3]
TA XV-B, L.P.	2/10/2025	North America	-	480,000	441,009	[1,2,3]
TPG GP Solutions (B), L.P.	10/28/2024	North America	-	9,429,081	9,835,657	[1,2,3]
				1,069,935,759	1,347,252,386

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Secondary Fund Investments — 44.5%
A&M Capital Partners, LP	9/30/2024	North America	-	$1,351,961	$1,432,778	[1,2,3]
ABRY Senior Equity IV, L.P.	9/30/2024	North America	-	370,695	462,535	[1,2,3]
ACON Equity Partners 3.5, L.P.	10/1/2024	North America	-	2,683,411	2,755,796	[1,2,3]
AE Industrial Partners Extended Value Fund, LP	1/7/2022	North America	-	811,551	288,650	[1,2,3]
APH Extended Value Fund H, L.P.	1/30/2025	North America	-	34,829,223	42,894,749	[1,2,3]
Apse Capital II, L.P.	10/28/2024	Europe	-	43,364,499	63,730,275	[1,2,3,4]
Atlas Capital Resources II LP	9/30/2024	North America	-	3,564,073	8,120,693	[1,2,3]
Avenir Growth Partners II, L.P.	6/30/2025	North America	-	4,728,785	7,312,711	[1,2,3]
Avenir Growth Partners III, L.P.	6/30/2025	North America	-	8,158,554	10,155,235	[1,2,3]
Avenir Growth Partners IV, L.P.	6/30/2025	North America	-	20,188,799	30,367,718	[1,2,3]
Avenir Growth Partners V, L.P.	6/30/2025	North America	-	12,710,780	15,641,446	[1,2,3]
Banneker CV, L.P.	1/21/2025	North America	-	33,304,600	43,595,406	[1,2,3]
BC Partners Galileo (1) L.P. - Class 1	1/7/2022	Europe	-	3,766,751	5,981,468	[1,2,3,4]
BC Partners Galileo (1) L.P. - Class 2	1/7/2022	Europe	-	181,195	311,633	[1,2,3,4]
Beecken Petty O'Keefe Fund IV, L.P.	9/30/2024	North America	-	103,835	203,195	[1,2,3]
Blue Point Capital Partners III (A), L.P.	7/1/2025	North America	-	410,819	1,985,596	[1,2,3]
Blue Point Capital Partners IV (A), L.P.	7/1/2025	North America	-	14,934,220	13,794,969	[1,2,3]
Blue Sea Capital Fund I LP	9/30/2024	Europe	-	210,718	481,703	[1,2,3]
Blue Wolf Capital Fund III, L.P.	9/30/2024	North America	-	8,322,403	11,638,001	[1,2,3]
Brentwood Associates Opportunities Fund II-A, L.P.	7/18/2025	North America	-	34,690,250	46,211,776	[1,2,3]
BSP Pioneer Investors Feeder L.P.	9/29/2025	North America	-	36,818,598	42,197,083	[1,2,3]
CapStreet IV, L.P.	9/30/2024	North America	-	4,467,318	2,027,413	[1,2,3]
Carousel Capital Apex Rollover Partners, L.P.	9/30/2024	North America	-	1,501,941	2,107,106	[1,2,3]
Carousel Capital Partners IV, L.P.	9/30/2024	North America	-	1,743,447	1,983,928	[1,2,3]
Carrick Capital Partners, L.P.	9/30/2024	North America	-	1,960,094	1,632,084	[1,2,3]
Catterton Growth Partners II, L.P.	9/30/2024	North America	-	13,952,005	12,670,571	[1,2,3]
Centre Capital Investors VI, L.P.	9/30/2024	North America	-	4,598,753	5,752,254	[1,2,3]
Centre Lane Partners III, L.P.	9/30/2024	North America	-	17,696,127	21,855,917	[1,2,3]
Churchill Secondary Partners II (Blocker), LLC	6/26/2025	North America	-	26,974,609	32,847,050	[1,2,3]
CPF Midway Fund-A, L.P.	3/19/2025	North America	-	14,509,389	19,175,333	[1,2,3]
DFJ Growth 2006 Continuation, L.P.	11/1/2024	North America	-	22,418,653	44,996,272	[1,2,3]
EDG Partners Fund II, L.P.	9/30/2024	North America	-	632,105	827,763	[1,2,3]
Edgewater Capital Partners III LP	9/30/2024	North America	-	2,488,995	503,381	[1,2,3]
Envoy BDMI SPV LLC	6/3/2025	North America	-	23,481,808	32,068,779	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
EOS VP II FP LP	4/29/2025	North America	-	$705,932	$1,294,817	[1,2,3]
EVP II LP	4/29/2025	North America	-	5,647,456	10,274,669	[1,2,3]
FB HA Holdings LP	1/7/2022	North America	-	418,991	4,458,959	[1,2,3]
Founders Circle Capital Co-Invest Series, L.P. - Series 8	5/24/2024	North America	-	15,000,000	14,947,444	[1,2,3]
GA Continuity Fund II, L.P.	3/14/2025	North America	-	45,479,461	60,706,819	[1,2,3]
Glouston Private Equity Opportunities VII(a), L.P.	5/29/2024	North America	-	15,688,324	16,575,047	[1,2,3]
Gores Small Capitalization Partners, L.P.	9/30/2024	North America	-	—	17,453	[1,2,3]
Great Hill Equity Partners V, L.P.	9/30/2025	North America	-	15,244,779	16,397,889	[1,2,3]
Great Hill Equity Partners VI, L.P.	9/30/2025	North America	-	26,586,567	22,986,575	[1,2,3]
Great Hill Equity Partners VII, L.P.	9/30/2025	North America	-	17,884,878	17,803,576	[1,2,3]
Great Hill Equity Partners VIII, L.P.	9/30/2025	North America	-	15,683,541	15,023,213	[1,2,3]
Green Equity Investors CF IV J, L.P.	5/29/2025	North America	-	1,309,674	1,233,332	[1,2,3]
Green Equity Investors CF IV-C, L.P.	4/15/2025	North America	-	10,580,187	10,934,950	[1,2,3]
Gridiron Capital Fund II, L.P.	9/30/2024	North America	-	1,581,243	1,503,514	[1,2,3]
Gryphon Partners 3.5, L.P.	9/30/2024	North America	-	90,199	70,031	[1,2,3]
GTCR Fund XIV/A&B LP	12/31/2025	North America	-	5,810,945	6,569,389	[1,2,3]
GTCR Strategic Growth Fund I/A&B LP	12/31/2025	North America	-	5,956,139	6,164,389	[1,2,3]
Harvest Partners VI, L.P.	9/30/2024	North America	-	1,957,331	867,289	[1,2,3]
HCI Equity Partners IV, L.P.	9/30/2024	North America	-	10,946,176	7,775,245	[1,2,3]
Health Velocity Capital II, L.P.	12/31/2025	North America	-	8,898,068	11,323,595	[1,2,3]
Hellman & Friedman Capital Partners X, L.P.	3/31/2025	North America	-	63,477,778	62,015,580	[1,2,3]
HGC 2025, L.P.	4/10/2025	North America	-	6,628,658	8,371,539	[1,2,3]
Housatonic Equity Investors V, L.P.	9/30/2024	North America	-	3,388,385	5,107,628	[1,2,3]
HPS KP Mezz 2019 Co-Invest, L.P.	4/1/2024	North America	-	38,073,300	54,156,216	[1,2,3]
HPS KP SIP V Co-Investment Fund, L.P.	4/1/2024	North America	-	13,065,632	20,514,610	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	North America	-	20,645,980	25,601,497	[1,2,3]
HPS Offshore Strategic Investment Partners V, L.P.	4/1/2024	North America	-	23,151,106	27,428,349	[1,2,3]
ICG Ludgate Hill (Feeder) V-A Charger SCSp	3/22/2024	North America	-	10,368,791	13,194,964	[1,2,3]
Icon Partners V, L.P.	1/7/2022	North America	-	8,010,026	10,704,954	[1,2,3]
Incline Equity Partners III, L.P.	10/1/2024	North America	-	12,165	23,509	[1,2,3]
JFL-NG Continuation Fund, L.P.	1/7/2022	North America	-	8,040,205	16,491,175	[1,2,3]
JLL Partners Fund VIII Secondary (SV), L.P.	2/26/2025	Europe	-	17,575,660	20,011,806	[1,2,3]
JMI Equity Fund IX-B, L.P.	12/31/2025	North America	-	25,856,095	28,717,776	[1,2,3]
KarpReilly Capital Partners II, L.P.	9/30/2024	North America	-	7,486,099	9,085,439	[1,2,3]
LGP Sage PC Coinvest LP	11/20/2024	North America	-	14,564,474	22,637,320	[1,2,3]
Lightspeed Ascent Fund, L.P.	11/18/2024	North America	-	9,100,000	11,772,818	[1,2,3]
Liquid 2 Ventures Fund II, L.P.	12/31/2024	North America	-	7,429,552	14,059,191	[1,2,3]
LLCP LMM Acquisition Fund L.P.	11/20/2024	North America	-	7,391,354	8,774,174	[1,2,3]
LLR Equity Partners IV, L.P.	9/30/2024	North America	-	1,022,910	2,292,920	[1,2,3]
Mainsail Partners III, L.P.	9/30/2024	North America	-	5,878,779	4,076,318	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Marilyn Co-Invest, L.P.	4/1/2024	North America	-	$32,439,003	$42,119,147	[1,2,3]
Marlin Equity III, L.P.	10/1/2024	North America	-	67,226	69,978	[1,2,3]
MCP Continuation Fund II Coöperatief U.A.	9/24/2025	Europe	-	30,725,597	31,942,699	[1,2,3,4]
Meridian Private Equity Select Co-Invest I SCSp	3/28/2025	North America	-	4,410,079	4,970,588	[1,2,3]
Meridian Private Equity Select Partnerships I SCSp	3/28/2025	North America	-	6,283,019	8,768,057	[1,2,3]
MetLife Investment Private Equity Partners II (Feeder), L.P.	6/28/2024	North America	-	33,124,286	41,079,372	[1,2,3]
Mezzanine Partners III, L.P.	9/30/2024	North America	-	4,068,281	4,189,410	[1,2,3]
MidOcean Partners V L.P.	9/30/2025	North America	-	18,794,000	22,184,076	[1,2,3]
MidOcean Partners VI L.P.	9/30/2025	North America	-	10,192,731	11,463,207	[1,2,3]
Milano Co-Invest, L.P.	4/1/2024	North America	-	4,000,178	4,025,252	[1,2,3]
Minerva Co-Invest, L.P.	4/1/2024	North America	-	8,463,661	12,656,066	[1,2,3]
Montagu+ SCSp	1/7/2022	Europe	-	1,763,686	2,680,124	[1,2,3,4]
NEA Secondary Opportunity Fund, L.P.	7/10/2024	North America	-	22,930,175	39,796,226	[1,2,3]
Novacap International TMT IV, L.P.	9/30/2024	North America	-	11,871,979	1,871,662	[1,2,3,4]
NSH Verisma Holdco, L.P.	1/7/2022	North America	-	5,482,834	11,143,119	[1,2,3]
Odyssey Investment Partners Fund V, LP	9/30/2024	North America	-	14,250,992	18,379,627	[1,2,3]
Odyssey Investment Partners Fund VI-A, LP	10/1/2025	North America	-	130,704,596	117,068,111	[1,2,3]
OFS Energy Fund III (Q), L.P.	9/30/2024	North America	-	783,492	414,773	[1,2,3]
One Equity Partners VII-A, L.P.	6/30/2025	North America	-	17,281,724	18,873,796	[1,2,3]
One Equity Partners VIII-A, L.P.	6/30/2025	North America	-	28,253,514	29,223,006	[1,2,3]
Outlander I Archimedes, LP	12/31/2024	North America	-	775,354	1,270,692	[1,2,3]
Overbay Capital Partners 2023 Fund Aggregator (AIV V) LP	12/23/2024	Europe	-	4,245,789	5,963,745	[1,2,3,4]
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP	12/30/2024	North America	-	3,900,000	5,237,096	[1,2,3]
Overbay Capital Partners 2024 Fund Aggregator (AIV IX) LP	8/29/2025	North America	-	44,100,000	69,310,449	[1,2,3]
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) Glencoe Investor II LP	5/22/2025	North America	-	29,050,000	40,238,689	[1,2,3]
Palladium Equity Partners IV, L.P.	10/1/2024	North America	-	1,680,847	2,189,414	[1,2,3]
ParkerGale Capital II, LP	3/31/2025	North America	-	21,823,855	26,538,550	[1,2,3]
Percheron Horsepower-A LP	9/22/2025	North America	-	20,862,892	20,867,937	[1,2,3]
PG Source Investment LLC	3/31/2025	North America	5,148	9,274,616	13,573,419	[1,2,3]
Platte River Equity III, L.P.	9/30/2024	North America	-	4,473,486	5,767,670	[1,2,3]
PMH II SPV Bellflower LP	2/28/2025	North America	-	7,391,566	9,213,500	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
PMH II SPV Sunflower (Cayman) LP	10/24/2025	North America	-	$37,541,718	$37,579,448	[1,2,3]
Pontifax Global Food and Agriculture Technology Fund L.P.	12/31/2024	North America	-	1,929,735	1,695,880	[1,2,3]
Quad Partners IV, L.P.	9/30/2024	North America	-	1,570,198	983,690	[1,2,3]
Riverside Fund V SQ-A, L.P.	9/30/2024	North America	-	4,146,825	5,293,678	[1,2,3]
Riverside Micro-Cap Fund V, L.P.	9/30/2025	North America	-	3,534,718	6,339,664	[1,2,3]
Riverside Micro-Cap Fund V-A, L.P.	9/30/2025	North America	-	7,867,591	14,110,854	[1,2,3]
Riverside Micro-Cap Fund VI, L.P.	9/30/2025	North America	-	2,650,207	3,008,161	[1,2,3]
Riverside Micro-Cap Fund VI-A, L.P.	9/30/2025	North America	-	5,380,674	6,104,361	[1,2,3]
RoundTable Healthcare Partners III, L.P.	9/30/2024	North America	-	12,917,216	14,297,597	[1,2,3]
RSK Topco, LP	3/17/2025	North America	17,046,765	18,000,000	22,526,005	[1,5]
SG Coinvest - C, L.P.	12/24/2025	North America	-	12,767,251	12,714,879	[1,2,3]
Shamrock Capital Growth Fund III, L.P.	9/30/2024	North America	-	2,689,014	3,217,484	[1,2,3]
ShoreView Capital Partners III, LP.	9/30/2024	North America	-	11,007,569	8,153,007	[1,2,3]
SK Capital Partners III, L.P.	9/30/2024	North America	-	6,372,573	3,001,132	[1,2,3]
SkyKnight Capital II CV B, L.P.	10/30/2024	North America	-	14,445,297	17,241,339	[1,2,3]
SkyKnight TG Holdings LP	8/1/2025	North America	-	1,368,778	1,382,918	[1,2,3]
SPC Partners V, L.P.	9/30/2024	North America	-	2,588,770	2,857,774	[1,2,3]
Stork SPV, LP	1/7/2022	North America	-	1,534,848	2,948,188	[1,2,3]
TA XIV-A, L.P.	3/31/2025	North America	-	72,699,941	80,087,481	[1,2,3]
The Veritas Capital Fund VIII, L.P.	3/31/2025	North America	-	75,583,508	81,643,286	[1,2,3]
TPG Atlas Partners L.P.	11/12/2025	North America	-	—	(161,662)	[1,2,3,10]
Trinity Hunt Partners IV, L.P.	9/30/2024	North America	-	5,059,277	5,352,864	[1,2,3]
Trinity Ventures 2024, L.P.	12/20/2024	North America	-	18,470,935	23,293,116	[1,2,3]
Trive Capital Fund I LP	9/30/2024	North America	-	1,234,135	1,285,960	[1,2,3]
TriWest Capital Partners IV (US) LP	9/30/2024	North America	-	2,471,447	2,061,094	[1,2,3,4]
TSCP CV I, L.P.	1/7/2022	North America	-	4,840,716	5,248,343	[1,2,3]
TSCP CV II, L.P.	9/6/2024	North America	-	15,319,313	20,520,755	[1,2,3]
Vida Ventures II, LLC	12/31/2024	North America	-	852,449	4,115,546	[1,2,3]
Vida Ventures LLC	12/31/2024	North America	-	532,772	1,925,116	[1,2,3]
Vista Foundation Fund IV, L.P.	10/1/2025	North America	-	13,993,879	15,367,608	[1,2,3]
VV Atreus Special Fund LLC	12/31/2024	North America	-	557,697	942,865	[1,2,3]
Water Street Healthcare Partners III, L.P.	9/30/2024	North America	-	5,618,586	5,497,960	[1,2,3]
Windjammer Senior Equity Fund IV, L.P.	9/30/2024	North America	-	2,988,331	2,644,676	[1,2,3]
				1,800,573,230	2,156,347,769

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
Equity Co-Investments — 28.1%
26N Nova Co-Investment Partners LP	10/16/2025	North America	-	$60,000,000	$62,429,126	[1,2,3]
26N Onelife Co-Investment Partners-A LP	10/10/2024	North America	-	10,333,333	13,487,800	[1,2,3]
A2 Biotherapeutics - Series C Preferred	12/30/2024	North America	13,513,513	9,999,999	9,999,999	[1,5]
AH Parent Inc (Alliant Inc) – Class A Preferred	9/26/2024	North America	15,000	14,775,000	14,683,520	[1,5]
Alliant, Inc. - Class A-1 Common	12/12/2024	North America	2,000,000	10,000,000	16,196,712	[1,5]
Avathon Oculus IT Co-Investor, LLC	4/21/2025	North America	27,000	27,000,000	29,731,101	[1,2,3]
BayHawk Fund I Aeroplane SPV, LLC	12/20/2024	North America	-	7,131,022	7,149,296	[1,2,3]
BPCP NSA Holdings, Inc. - Common	5/15/2024	North America	3,000	3,000,000	3,829,576	[1,5]
BPCP NSA Holdings, Inc. - Preferred	5/15/2024	North America	6,000	9,000,000	9,000,000	[1,5]
BSP-TS Co-Invest I, LLC	1/7/2022	North America	-	5,183,798	12,778	[1,2,3]
Cape One Alpha Investment Holdings LLC - Series A	9/5/2025	North America	16,500,000	16,500,000	16,926,740	[1,5]
Circle Pharma, Inc. - Series D	8/29/2024	North America	15,931,176	9,999,998	10,000,000	[1,5]
Earned Growth Investors I LP	12/3/2024	North America	-	12,625,000	17,014,608	[1,2,3]
Echo Buyout, L.P.	10/15/2025	North America	-	50,000,000	49,997,853	[1,2,3]
Entro Co-Invest, LP - Class A Common	10/24/2025	Europe	7,725	9,059,569	9,166,040	[1,2,3,4]
EPP Holdings, LLC	1/7/2022	North America	260,000	2,605,817	4,152,761	[1,5]
Fairview Applied 2025, L.P.	6/5/2025	North America	-	7,583,333	7,856,547	[1,5]
Founders Circle Capital Co-Invest Series, L.P. - Series 10	3/14/2025	North America	-	20,000,000	30,302,307	[1,2,3]
Franklin Ventures Investments, L.P. - Opportunities Fund Series VI	4/17/2025	North America	-	10,000,000	9,137,649	[1,2,3]
Gallant Screening Holdco, Inc.	1/7/2022	North America	-	4,645,007	6,561,243	[1,2,3]
GC Ferry Co-Invest II LP	7/31/2025	North America	-	16,200,000	16,328,020	[1,2,3]
Haveli Aston Co-Invest, L.P.	5/28/2025	North America	-	10,805,546	10,975,323	[1,2,3]
Haveli Cascade Co-Invest l, L.P.	9/19/2025	North America	-	20,039,162	20,037,527	[1,2,3]
Health Velocity Capital IVX Special Situation Fund, L.P.	5/22/2024	North America	-	13,575,000	21,779,858	[1,2,3]
HiBid Aggregator, LP	9/25/2024	North America	10,000	10,000,000	13,338,619	[1,5]
HP Prestige Blocked Aggregator, LP	7/18/2025	North America	-	13,000,000	13,461,385	[1,5]
Insight Hideaway Aggregator, L.P.	4/3/2024	North America	-	10,400,000	14,912,827	[1,2,3]
JFL-Tiger Co-Invest Partners, L.P.	7/31/2024	North America	-	8,122,426	14,759,385	[1,2,3]
Khosla Ventures OAI, LLC	10/1/2024	North America	-	15,003,704	34,558,314	[1,5]
Klick Ventures Inc. Class F - Common	11/5/2025	North America	5,000,000	5,000,000	5,000,000	[1,5]
KRC PEX Feeder Blocked LP	11/26/2025	North America	-	14,890,016	15,297,902	[1,2,3,4]
KRESA Co-Invest, L.P.	12/22/2025	North America	5,000	5,000,000	5,000,000	[1,5]
Liberty Hall Capital Paxia Partners, L.P.	6/27/2025	North America	-	15,000,000	15,154,953	[1,2,3]
Lightspeed SPV-A2, LLC	8/14/2025	North America	-	10,025,000	10,091,608	[1,2,3]
MCP Co-Investment Fund V Coöperatief U.A.	5/9/2025	Europe	-	7,476,426	9,205,933	[1,2,3,4]
MCP Co-Investment Fund VI Coöperatief U.A.	9/23/2025	Europe	-	11,097,345	11,065,479	[1,2,3,4]
MDCP Co-Investors (Chicago-C), L.P.	10/28/2025	North America	-	30,000,000	30,000,000	[1,2,3]
Menlo Ridgeview Co-Invest LLC	5/16/2025	North America	-	50,409,458	49,052,806	[1,2,3]
NEA CH SPV, L.P.	5/9/2024	North America	-	10,009,678	12,161,943	[1,2,3]
NEA PLA 2025 SPV, L.P.	4/3/2025	North America	-	10,078,591	11,906,379	[1,2,3]

Portfolio Company	Initial Acquisition Date	Geographic Region	Shares/ Units	Cost	Fair Value
NEA TS 2024 SPV, L.P.	7/22/2024	North America	-	$4,013,987	$5,270,820	[1,2,3]
Nefco Acquisitions, Inc. - Series A1	8/5/2022	North America	2,658	2,663,520	2,658,293	[1,5]
Nefco Acquisitions, Inc. - Series B1	3/31/2023	North America	80	90,065	89,776	[1,5]
Nefco Acquisitions, Inc. - Series C1	10/12/2023	North America	177	233,761	233,761	[1,5]
Nefco Acquisitions, Inc. - Series D1	10/31/2024	North America	289	410,317	410,317	[1,5]
Nefco Acquisitions, Inc. - Series E1	12/19/2024	North America	75	107,853	107,853	[1,5]
NGM Bio Holdings, Inc. - Series A	7/5/2024	North America	5,000,000	15,000,000	15,000,000	[1,5]
NoHo Holdings III LLC	12/3/2024	North America	-	431,416	37,770	[1,2,3]
North American Essential Services Aggregator, LP	1/7/2022	North America	2,684	4,219,307	4,553,727	[1,5]
Novacap DI Co-Investment (All West), L.P.	10/3/2024	North America	-	4,929,214	5,084,902	[1,2,3]
Novacap International TMT VI Co-Investment (NDT), L.P.	5/29/2025	North America	-	19,450,462	21,288,517	[1,2,3]
Novacap TMT VI Co-Investment (Igloo), L.P.	12/11/2025	North America	-	41,960,000	41,960,000	[1,2,3]
OceanSound Partners Co-Invest II, LP - Series D	1/7/2022	North America	-	4,097,670	4,945,726	[1,2,3]
Odyssey Investment Partners VI Mercalis Co-Invest, LP	6/9/2025	North America	-	20,157,920	20,193,224	[1,2,3]
OEP VIII Project Laser Co-Investment Partners, L.P.	3/17/2023	North America	-	2,560,062	4,464,175	[1,2,3]
PACT-Forge Co-Investment Fund, L.P.	11/7/2025	North America	-	912,980	902,701	[1,2,3]
Paxia Holdings LP - Preferred	6/26/2025	North America	100	10,000,000	10,000,000	[1,5]
Project Silver Co-Invest, L.P.	12/4/2025	North America	-	25,097,442	25,097,442	[1,2,3]
PSC Tiger LP	9/4/2024	Europe	-	17,978,946	21,343,190	[1,2,3,4]
RCAF CCG, L.P.	12/29/2025	North America	-	50,000,000	50,000,000	[1,2,3]
RCAF DAWGS, L.P.	3/26/2025	North America	-	15,000,000	15,504,254	[1,2,3]
RCR Equity, LP - Class A Common	4/30/2024	North America	56,000	56,000	2,318,148	[1,5]
RCR Equity, LP - Class A Preferred, 8.00% PIK	4/30/2024	North America	5,544,000	2,839,016	5,544,000	[1,5,8]
Retym, Inc. - Series D	1/29/2025	North America	472,277	4,999,997	4,999,997	[1,5]
SAS Vehicle I, L.P.	12/30/2024	North America	-	30,190,794	33,137,325	[1,2,3]
Schulerhilfe Co-Invest, L.P.	5/13/2025	Europe	100,000	10,319,818	13,289,821	[1,2,3]
SDC Co-Invest Holdings LP	9/25/2025	North America	10,000	10,081,343	10,062,953	[1,2,3]
SEWP Co-Invest LP	10/8/2025	Europe	-	19,957,293	19,957,293	[1,2,3]
Smash Capital Trend Holdco SPV LP	8/12/2024	North America	-	20,430,984	46,869,198	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	Europe	-	32,513,566	50,998,858	[1,2,3,4]
TCV Beat Co, L.P.	9/27/2024	Europe	-	5,045,751	6,604,380	[1,2,3]
TCV Cedar Co, L.P.	10/24/2025	North America	-	10,689,998	10,689,998	[1,2,3]
TCV Juniper Co, L.P.	5/19/2025	North America	-	5,046,906	4,960,308	[1,2,3]
Themis Solutions Inc. - Class G-1 Preferred	11/4/2025	North America	549,049	24,999,958	24,999,958	[1,5]
Tinicum Space Coast Co-Invest, LLC	10/29/2024	North America	-	30,000,000	36,097,218	[1,2,3]
TPG Growth VI Iron CI, LP	10/15/2025	North America	-	50,000,000	50,000,000	[1,2,3]
TPG IX Cardiff CI IV L.P.	12/29/2025	North America	-	25,221,583	25,221,583	[1,2,3]
TSS Co-Invest Holdings, LP	9/9/2022	North America	-	5,010,222	8,300,533	[1,2,3]
T-X Ultra Co-Invest LP	6/27/2025	North America	-	25,116,667	25,303,772	[1,2,3]
VCF Compass Co-Investor Holdings II L.P.	3/19/2025	North America	-	1,317,088	1,685,311	[1,2,3]
VCF Compass Co-Investor Holdings L.P.	4/25/2024	North America	-	10,000,807	14,048,670	[1,2,3]
Violet Investors LP	9/12/2024	North America	-	12,443,147	30,759,833	[1,2,3]
Vitu Co-Invest LP	1/8/2025	North America	-	5,250,000	6,302,691	[1,2,3]
XN Opportunities IX LP	11/4/2025	North America	-	10,175,000	10,186,001	[1,2,3]
XN Opportunities VIII LP	10/3/2025	North America	-	10,025,000	10,110,229	[1,2,3]
				1,186,620,088	1,363,318,443

Portfolio Company	Initial Acquisition Date	Geographic Region	Principal Amount	Cost	Fair Value
Credit Co-Investments — 3.5%
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	Europe	$-	$3,615,905	$5,410,610	[1,2,3]
Cheval Blanc Co-Invest, L.P.	2/25/2025	North America	-	14,649,107	16,714,884	[1,2,3]
Chrome Investors, LP	2/10/2025	North America	-	24,006,787	26,171,720	[1,2,3]
Circle Pharma, Inc., Convertible Note, USD 8.00%, 10/1/2027	10/1/2025	North America	3,000,000	3,000,000	2,997,525	[1,5]
CP ACP, LLC	6/12/2024	North America	5,560	5,468,260	5,560,000	[1,5]
Evergreen Services Group PIK Holdco, LLC
Term Loan, USD 13.75%, 4/05/2031	4/5/2024	North America	7,823,815	7,792,870	7,758,090	[1,5,8]
Delayed Draw, USD 13.75%, 4/05/2031	4/5/2024	North America	4,296,246	4,278,840	4,260,155	[1,5,8]
Term Loan, USD 12.75%, 4/05/2031	9/19/2025	North America	4,349,091	4,265,973	4,252,888	[1,5,8]
Delayed Draw, USD 12.75%, 4/05/2031	9/19/2025	North America	850,909	834,570	832,087	[1,5,8]
Gramercy PG Holdings II LP	8/20/2024	Europe	-	9,828,000	11,695,949	[1,2,3]
Nader Upside 2 Sarl, EUR PIK Term Loan, 3 mo. EURIBOR+10.25%, 12.61% EUR, 3/13/28	3/14/2024	Europe	4,531,095	4,928,939	5,198,409	[1,4,5,7,8]
RCAF CCG, L.P.	12/29/2025	North America	-	70,000,000	70,000,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.	3/7/2024	North America	-	5,061,912	5,800,108	[1,2,3]
				157,731,163	166,652,425

Private Equity — 0.0%			Shares/Units
Dawson Partners Portfolio Finance Evergreen (Aggregator) Blocker LP	8/25/2025	North America	-	4,784	110,655	[1,5]
				4,784	110,655
Registered Funds — 2.0%
Cliffwater Corporate Lending Fund - Class I		North America	9,416,196	100,000,000	98,305,085	[1,6]
				100,000,000	98,305,085
Short-Term Investments — 0.6%
State Street Institutional U.S. Government Money Market Fund, 3.74%			29,496,268	29,496,268	29,496,268	[1,9]
				29,496,268	29,496,268
Total Investments — 106.5%				4,344,361,292	5,161,483,031
Liabilities Less Other Assets — (6.5)%					(315,176,006)
Net Assets — 100.0%					$4,846,307,025

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

USD – United States Dollar

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

[1]	As of December 31, 2025 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $5,161,483,031 as of December 31, 2025. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $4,745,265,861, which represents 97.9% of total net assets of the Fund.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Value was determined using significant unobservable inputs.
[6]	Affiliated security. See Note 4.
[7]	Floating rate security. Rate shown is the rate effective as of period end.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	The rate is the annualized seven-day yield at period end.
[10]	The negative valuation reflects the fund’s use of a line of credit before drawing investor capital.

See accompanying Notes to Consolidated Schedule of Investments.

Cascade Private Capital Fund
Notes to Consolidated Schedule of Investments December 31, 2025 (Unaudited)

1. Organization

Cascade Private Capital Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is organized under the laws of the State of Delaware as a Delaware statutory trust pursuant to a Fourth Amended and Restated Certificate of Trust dated as of February 27, 2024, as it may be further amended from time to time. The Fund commenced operations on January 7, 2022. The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act of 1940, as amended (the "Investment Company Act"). Cliffwater LLC ("Cliffwater" or the "Investment Manager") serves as the investment adviser to the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended.

The Fund currently offers one class of shares (“Shares”), Class I Shares, on a continuous basis at the net asset value (“NAV”) per share. Class I Shares were formerly named Class 1 Shares. The minimum initial investment in the Fund is $25,000,000 for the Class I Shares. Investors purchasing Class I Shares are not charged a sales load. Class 2 Shares, Class 3 Shares and Class 4 Shares are no longer offered.

The Fund’s investment objective is to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations (together, “Private Capital”) that provide attractive risk-adjusted return potential. Private Capital investments are investments into the equity and/or debt of private companies. The Fund will seek to achieve its objective through exposure to a broad set of managers, strategies and transaction types across multiple sectors, geographies and vintage years (the first year in which a fund receives capital from investors or starts making investments). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets representing investments in Private Capital. Unfunded commitments are not counted for purposes of calculating the Fund’s 80% policy. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment. The Fund expects that most of its debt investments will not be rated by any rating agency, will not be registered with the SEC or any state or foreign securities commission and will not be listed on any national securities exchange.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund are used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the chief operating decision maker with respect to the Fund’s investment decisions.

Consolidation of Subsidiaries

On January 7, 2022, Massachusetts Mutual Life Insurance Company (“MassMutual”) performed an in-kind purchase transaction whereby it contributed the assets and liabilities of MassMutual Private Equity Funds LLC (“MMPEF”) and its subsidiary, MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”) to the Fund in exchange for Shares of the Fund. Each subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

A list of the subsidiaries that hold assets is as follows as of December 31, 2025:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
MassMutual Private Equity Funds LLC (“MMPEF”)	January 7, 2022	$127,094,558	2.62%
MassMutual Private Equity Funds Subsidiary LLC (“MMPEF Subsidiary”)	January 7, 2022	11,969,355	0.25%
CPCF Holdings (D1) LLC (“CPCF HLD1”)	April 1, 2024	1,264,555,557	26.09%
CPCF Splitter LLC (“CPCF Splitter”)	June 11, 2024	3,067,823,954	63.30%
CPCF Blocker LLC (“CPCF Blocker”)	June 11, 2024	202,229,092	4.17%
CPCF Holdings (D3) LLC (“CPCF HLD3”)	October 29, 2024	35,098,050	0.72%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2025.

CPCF HLD1 and MMPEF are disregarded entities for income tax purposes. MMPEF Subsidiary, CPCF HLD3 and CPCF Blocker are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. CPCF Splitter is a limited liability company that is treated as a partnership for income tax purposes. CPCF Splitter is owned by CPCF Blocker and CPCF HLD1. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2025, the Fund had no unfunded commitments.

Borrowing, Use of Leverage

On September 26, 2024, the Fund’s wholly owned subsidiary, CPCF HLD1, entered into a secured revolving credit facility (the “Facility”), with JPMorgan Chase Bank N.A. (the “Lender”). The Facility, as most recently amended, effective September 29, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $1,000,000,000, and may be increased further from time to time upon mutual agreement by the Lender and CPCF HLD1. The Facility matures on September 26, 2028 and may be extended further from time to time. In connection with the Facility, CPCF HLD1 has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including but not limited to: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CPCF HLD1 or the Fund; (iii) a change of control of CPCF HLD1; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lender may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Primary Fund Investments	$—	$—	$—	$1,347,252,386	$1,347,252,386
Secondary Fund Investments	—	—	22,526,005	2,133,821,764	2,156,347,769
Equity Co-Investments	—	—	234,920,003	1,128,398,440	1,363,318,443
Credit Co-Investments	—	—	30,859,154	135,793,271	166,652,425
Private Equity	—	—	110,655	—	110,655
Registered Funds	98,305,085	—	—	—	98,305,085
Short-Term Investments	29,496,268	—	—	—	29,496,268
Total Assets	$127,801,353	$—	$288,415,817	$4,745,265,861	$5,161,483,031

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2025:

	Private Equity	Secondary Fund Investments	Equity Co-Investments	Credit Co-Investments	Total
Balance as of April 1, 2025	$-	$20,881,026	$128,865,513	$20,014,811	$169,761,350
Purchases	4,783	-	87,302,501	11,739,050	99,046,334
Sales/Paydowns	-	-	(7,920,490)	(1,328,539)	(9,249,029)
Realized gains (losses)	-	-	(6,861)	-	(6,861)
Original issue discount and amendment fees	-	-	-	-	-
Accretion	-	-	-	93,916	93,916
Change in Unrealized appreciation (depreciation)	105,872	1,644,979	26,679,340	339,916	28,770,107
Transfers In1	-	-	-	-	-
Transfers Out[2]	-	-	-	-	-
Balance as of December 31, 2025	$110,655	$22,526,005	$234,920,003	$30,859,154	$288,415,817
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2025	$105,872	$1,644,979	$34,419,510	$339,916	$36,510,277

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

4. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer or any other investment which is advised by or sponsored by the Investment Manager. For the period ended December 31, 2025 were as follows:

Affiliated Investment Company	Beginning Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2025	Dividend Income
Cliffwater Corporate Lending Fund	$102,165,725	$—	$—	$—	$(3,860,640)	$98,305,085	$10,290,019